Share Capital and Reserves	12 Months Ended
Dec. 31, 2025
Share Capital and Reserves [Abstract ]
Share capital and reserves

NOTE 21: Share capital and reserves

At December 31, 2025 and 2024, the Company’s share capital was represented by the following number of shares. Only one class of shares (common shares) exists and they have no par value.

For the Years ended December 31	2025	2024
Common shares	51,364,520	49,497,334
Total outstanding shares	51,364,520	49,497,334

On September 25, 2024, the Company priced a registered public offering of 20 million shares at a price to the public of $2 per Ordinary Share for total gross proceeds of $40.0 million before deducting commissions and estimated offering expenses. On October 28, 2024, the underwriters exercised their overallotment option to purchase an additional 2,209,241 shares, providing mdxhealth with an additional $4.4 million in gross proceeds. As a result of this issuance, the Company’s share capital increased from €164,302,752.89 to €204,245,492.10 and the number of issued and outstanding shares has increased from 27,288,093 to 49,497,334 ordinary shares.

On October 1, 2025, as part of the ExoDx acquisition (detailed in Note 3), 1,867,186 shares of the Company were issued to Bio-Techne, at a price per share of $2.4311. As a result of this issuance, the Company’s share capital increased from €204,245,492.10 to €208,111,701.01 and the number of issued and outstanding shares has increased from 49,497,334 to 51,364,520 ordinary shares.

Thousands of $	Share Capital	Issuance Premium
As of January 1, 2024	173,931	153,177
Sept/Oct 2024 – Issuance of 22,209,241 shares (*)	40,739	-
As of December 31, 2024	214,670	153,177
Exosome acquisition – Issuance of 1,867,186 shares	4,539	-
As of December 31, 2025	219,209	153,177
(*) net of expenses

The capital stock and the issuance premium amounted to the following:

For the Years ended December 31 Thousands of $	2025	2024
Share Capital as per statutory accounts	241,249	236,215
Capital increase costs	(22,040)	(22,045)
Share capital under IFRS	219,209	214,670
Issuance premium	153,177	153,177
Share capital and issuance premium	372,386	367,847

The history of the Share Capital can be found in “General Information; Capital and Shares”.

Pursuant to the authorization granted by the extraordinary general shareholders’ meeting of June 30, 2023, the board of directors was authorized to increase the share capital of the Company on one or several occasions by a maximum aggregate amount of €163,471,629.58 (excluding issue premium, as the case may be) for a period of 5 years as from July 7, 2023.

The board of directors has used its powers under the authorized capital (granted on June 30, 2023) by issuing 22,209,241 new shares in September and October 2024 in conjunction with the registered public offering detailed above, as well as by issuing 1,867,186 in October 2025 as part of the ExoDx acquisition. As a result, the board of directors therefore still has the authority under the authorized capital to increase the Company’s share capital with an aggregate amount of €118,831,558.15 (excluding issue premium, as the case may be).

In addition to the outstanding shares of the Company:

●	a total of 7,410,000 subscription rights of the Company have been created, of which 6,610,600 subscription rights have been granted as of December 31, 2025, which entitles their holders (assuming all subscription rights are granted and exercised) to subscribe to a total of 2,985,468 new shares with voting rights (see Note 23 for further details). The remaining 799,400 subscription rights have not yet been granted and are currently still managed by the Company’s board of directors;

●	1,000,000 ordinary shares may be issuable upon the exercise of outstanding warrants issued to Genomic Health, Inc. at an exercise price of $5.265 per ordinary share

●	under the credit agreement entered into by the Company and OrbiMed in May 2024, OrbiMed has the right to convert 1,243,060 warrants into shares at a conversion price per share equal to $2.2459 (see Note 16 for further details).

●	ordinary shares we may issue as a portion of earnout amounts due under the agreement pursuant to which the Company acquired the GPS prostate cancer business and the ExoDx business.